Fair Value of Financial Instruments - Level 3 Input Reconciliation (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	$ 0
Fair value at purchase/issuance	42,038
Sales of CMBS	(278)
Fair value adjustment(1)	2,087	[1]
Ending balance	43,847
Commercial Mortgage Backed Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	0
Fair value at purchase/issuance	60,730
Sales of CMBS	(278)
Fair value adjustment(1)	131	[1]
Ending balance	60,583
Series D Preferred Stock Embedded Derivative [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	0
Fair value at purchase/issuance	(18,692)
Sales of CMBS	0
Fair value adjustment(1)	1,956	[1]
Ending balance	$ (16,736)

[1]	The change in fair value in the CMBS and Series D Preferred Stock embedded derivative is recorded in unrealized gain (loss) on investment securities, net and loss on derivative instruments, net, respectively, on the consolidated statement of operations and comprehensive loss.